September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Health Sciences Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Health Sciences Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 97.35%                                                                                                $279,092,240
(Cost $203,159,467)

Biotechnology 24.28%                                                                                                  69,610,363
Alkermes, Inc. (I)(L)                                                                                  100,000         1,079,000
Amgen, Inc. (I)                                                                                        200,000        11,376,000
Amylin Pharmaceuticals, Inc. (I)(L)                                                                     30,000           618,000
Biogen Idec, Inc. (I)                                                                                  100,000         6,000,000
Charles River Laboratories International, Inc. (I)(L)                                                   51,500         2,321,105
Chiron Corp. (I)(L)                                                                                    100,000         4,583,000
EPIX Medical, Inc. (I)                                                                                  50,000           902,500
Eyetech Pharmaceuticals, Inc. (I)                                                                       75,000         2,782,500
Genentech, Inc. (I)(L)                                                                                 160,000         7,788,800
Genzyme Corp. (I)(L)                                                                                   100,000         5,128,000
Gilead Sciences, Inc. (I)                                                                               95,100         6,147,264
Human Genome Sciences, Inc. (I)(L)                                                                      70,000           701,750
Kosan Biosciences, Inc.                                                                                150,000           955,500
Millennium Pharmaceuticals, Inc. (I)(L)                                                                190,000         2,112,800
Nabi Biopharmaceuticals (I)                                                                            150,000         1,732,500
Neurocrine Biosciences, Inc. (I)(L)                                                                     65,000         3,027,050
NPS Pharmaceuticals, Inc. (I)(L)                                                                        10,000           186,500
OSI Pharmaceuticals, Inc. (I)(L)                                                                        70,000         4,207,000
Protein Design Labs, Inc. (I)(L)                                                                       100,000         1,620,000
Sepracor, Inc. (I)(L)                                                                                   50,000         2,298,500
Telik, Inc. (I)(L)                                                                                      45,250           894,140
Tularik, Inc. (I)                                                                                       60,000         1,496,400
Vicuron Pharmaceuticals, Inc. (I)                                                                       40,000           402,400
ZymoGenetics, Inc. (I)                                                                                  77,044         1,249,654

Health Care Equipment 27.26%                                                                                          78,155,295
Affymetrix, Inc. (I)(L)                                                                                 81,100         2,190,511
American Medical Systems Holdings, Inc. (I)                                                             50,000         1,591,000
ArthroCare Corp. (I)(L)                                                                                107,500         2,862,725
Beckman Coulter, Inc.                                                                                   40,000         2,206,800
Boston Scientific Corp. (I)                                                                            150,000         5,739,000
Cooper Cos., Inc. (The)                                                                                 52,500         3,121,125
Dade Behring Holdings, Inc. (I)                                                                         60,000         2,981,400
DENTSPLY International, Inc.                                                                            50,000         2,431,500
Fisher Scientific International, Inc. (I)(L)                                                            65,000         3,783,000
Gen-Probe, Inc. (I)                                                                                     70,000         2,619,400
Guidant Corp.                                                                                           45,000         2,489,400
Integra LifeSciences Holdings (I)                                                                       54,592         1,724,834
Invitrogen Corp. (I)(L)                                                                                 60,000         3,148,800
Kinetic Concepts, Inc. (I)                                                                              75,000         3,369,000
Medtronic, Inc.                                                                                        250,000        12,417,500
Possis Medical, Inc. (I)                                                                                35,000         1,001,000
St. Jude Medical, Inc. (I)                                                                              95,000         6,472,350
Stryker Corp. (L)                                                                                      170,000         8,105,600
Varian Medical Systems, Inc. (I)(L)                                                                     55,000         3,795,550
Zimmer Holdings, Inc. (I)(L)                                                                            80,000         6,104,800

Health Care Facilities 2.92%                                                                                           8,365,800
Community Health Systems, Inc. (I)                                                                      70,000         1,722,700
DaVita, Inc. (I)                                                                                       105,000         3,188,850
HCA, Inc.                                                                                               35,000         1,352,750
VCA Antech, Inc. (I)                                                                                    50,000         2,101,500

Health Care Services 11.19%                                                                                           32,064,774
Accredo Health, Inc. (I)(L)                                                                             75,000         2,430,000
Advisory Board Co. (The) (I)(L)                                                                         85,000         2,713,200
Caremark Rx, Inc. (I)                                                                                  200,000         6,100,000
Covance, Inc. (I)                                                                                      100,000         3,669,000
ICON Plc American Depositary Receipts (ADR) (Ireland) (I)(L)                                            71,137         2,628,512
IDX Systems Corp. (I)                                                                                   80,000         2,402,400
Medco Health Solutions, Inc. (I)                                                                       100,000         3,030,000
Omnicare, Inc.                                                                                          65,000         1,837,550
Stericycle, Inc. (I)(L)                                                                                 60,000         2,940,000
Quest Diagnostics, Inc.                                                                                 30,000         2,462,400
WebMD Corp. (I)(L)                                                                                     227,483         1,851,712

Health Care Supplies 3.56%                                                                                            10,198,000
Abbot Laboratories                                                                                     150,000         5,902,500
Johnson & Johnson                                                                                       75,000         4,145,250
Retractable Technologies, Inc. (I)(L)                                                                   25,000           150,250

Managed Health Care 6.56%                                                                                             18,818,650
Anthem, Inc. (I)(L)                                                                                     45,000         3,711,150
UnitedHealth Group, Inc. (L)                                                                           200,000        12,580,000
WellPoint Health Networks (I)                                                                           25,000         2,527,500

Pharmaceuticals 21.58%                                                                                                61,879,358
Alcon, Inc. (Switzerland)                                                                               65,000         4,979,000
Allergan, Inc.                                                                                          25,000         1,891,000
AstraZeneca Plc (ADR) (United Kingdom) (L)                                                              80,000         3,593,600
Atrix Laboratories, Inc. (I)                                                                            25,000           805,250
Barr Pharmaceuticals, Inc. (I)                                                                          80,000         2,748,000
Forest Laboratories, Inc. (I)                                                                           85,000         4,274,650
IVAX Corp. (L)                                                                                          65,000         1,550,250
Lilly (Eli) & Co.                                                                                       90,000         5,734,800
Medicines Co. (The) (I)(L)                                                                             100,000         2,646,000
Mylan Laboratories, Inc.                                                                                80,000         1,185,600
Novartis AG (ADR) (Switzerland)                                                                        150,000         6,699,000
Pfizer, Inc.                                                                                           450,000        14,382,000
Roche Holding AG (Switzerland)                                                                          25,000         2,471,958
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                     280,000         8,288,000
Watson Pharmaceuticals, Inc. (I)                                                                        25,000           630,250

                                                                                       Interest      Par Value
Issuer, description, maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 30.90%                                                                                        $88,600,267
(Cost $88,600,267)

Joint Repurchase Agreement 2.74%                                                                                       7,859,000
Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625% due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000% due 07-15-12)                              1.330%           $7,859         7,859,000

                                                                                                        Shares
Cash Equivalents 28.16%                                                                                               80,741,267
AIM Cash Investment Trust (T)                                                                       80,741,267        80,741,267

TOTAL INVESTMENTS 128.25%                                                                                           $367,692,507

OTHER ASSETS AND LIABILITIES, NET (28.25%)                                                                          ($80,994,870)

TOTAL NET ASSETS 100.00%                                                                                            $286,697,637


John Hancock
Health Sciences Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $291,759,734. Gross unrealized appreciation and depreciation of investments aggregated $80,590,417 and $4,657,644, respectively, resulting in net unrealized appreciation of $75,932,773.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


How to contact us
Internet   www.jhfunds.com

Mail       Regular mail:                             Express mail:
           John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
           1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
           Boston, MA  02217-1000                    529 Main Street
                                                     Charlestown, MA 02129

Phone      Customer service representatives          1-800-225-5291
           24-hour automated information             1-800-338-8080
           TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Health Sciences Fund.

280Q3  7/04
       9/04

JOHN HANCOCK
Biotechnology Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Biotechnology Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 98.89%                                                                                                 $21,658,083
(Cost $19,448,261)

Biotechnology 68.14%                                                                                                  14,923,223
Abgenix, Inc. (I)                                                                                       31,000           303,025
Alkermes, Inc. (I)                                                                                      28,000           302,120
Amgen, Inc. (I)                                                                                         48,000         2,730,240
Amylin Pharmaceuticals, Inc. (I)(L)                                                                      7,000           144,200
Applera Corp.-Celera Genomics Group (I)                                                                 30,000           352,200
Biogen Idec, Inc. (I)                                                                                   22,500         1,350,000
Celgene Corp. (I)                                                                                       10,000           533,300
Cephalon, Inc. (I)                                                                                      10,000           505,200
Charles River Laboratories International, Inc. (I)                                                       4,000           180,280
Chiron Corp. (I)                                                                                        10,000           458,300
EPIX Medical, Inc. (I)                                                                                   6,000           108,300
Eyetech Pharmaceuticals, Inc. (I)                                                                        7,500           278,250
Genentech, Inc. (I)                                                                                     20,000           973,600
Genzyme Corp. (I)                                                                                       15,000           769,200
Gilead Sciences, Inc. (I)                                                                               16,000         1,034,240
Human Genome Sciences, Inc. (I)                                                                         20,000           200,500
Kosan Biosciences, Inc. (I)                                                                             30,000           191,100
Martek Biosciences Corp. (I)                                                                             7,500           354,900
Maxygen, Inc. (I)                                                                                       18,000           178,380
Medarex, Inc. (I)(L)                                                                                    32,500           199,550
MedImmune, Inc. (I)                                                                                      7,500           172,800
Millennium Pharmaceuticals, Inc. (I)(L)                                                                 50,000           556,000
Nabi Biopharmaceuticals (I)                                                                             17,500           202,125
Neurocrine Biosciences, Inc. (I)(L)                                                                      9,000           419,130
OSI Pharmaceuticals, Inc. (I)(L)                                                                        11,500           691,150
Protein Design Labs, Inc. (I)                                                                           22,000           356,400
QIAGEN N.V. (Netherlands) (I)(L)                                                                        25,000           246,250
Sepracor, Inc. (I)(L)                                                                                   11,500           528,655
Telik, Inc. (I)(L)                                                                                       9,050           178,828
Vicuron Pharmaceuticals, Inc. (I)                                                                       10,000           100,600
ZymoGenetics, Inc. (I)                                                                                  20,000           324,400

Health Care Equipment 10.63%                                                                                           2,329,070
Affymetrix, Inc. (I)(L)                                                                                 18,000           486,180
Applera Corp.-Applied Biosystems Group                                                                  15,000           310,350
Caliper Life Sciences, Inc (I)                                                                          70,000           413,700
Fisher Scientific International, Inc. (I)(L)                                                             7,000           407,400
Gen-Probe, Inc. (I)                                                                                     12,000           449,040
Invitrogen Corp. (I)                                                                                     5,000           262,400

Health Care Services 5.20%                                                                                             1,139,210
Accredo Health, Inc. (I)                                                                                12,500           405,000
Cytokinetics, Inc. (I)                                                                                  12,500           103,500
Nektar Therapeutics (I)                                                                                 16,500           289,410
Onyx Pharmaceuticals, Inc. (I)                                                                          10,000           341,300

Health Care Supplies 0.28%                                                                                                60,100
Retractable Technologies, Inc. (I)(L)                                                                   10,000            60,100

Pharmaceuticals 14.64%                                                                                                 3,206,480
ARIAD Pharmaceuticals, Inc. (I)                                                                         21,000           115,920
Enzon Pharmaceuticals, Inc. (I)                                                                         15,000           186,150
ICOS Corp. (I)                                                                                           6,000           144,360
ILEX Oncology, Inc. (I)                                                                                  6,000           151,140
Ligand Pharmaceuticals, Inc. (Class B) (I)(L)                                                           22,000           303,820
Medicines Co. (The) (I)                                                                                 19,000           502,740
MGI Pharma, Inc. (I)(L)                                                                                 13,000           364,130
Nuvelo, Inc (I)                                                                                         33,000           265,320
Rigel Pharmaceuticals, Inc. (I)                                                                         20,000           273,000
Salix Pharmaceuticals, Ltd. (I)                                                                          7,500           159,900
Teva Pharmaceutical Industries Ltd. American Depositary Receipt
(ADR) (Israel)                                                                                          25,000           740,000

                                                                                       Interest      Par value
Issuer, description, maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 21.30%                                                                                         $4,665,862
(Cost $4,665,862)

Joint Repurchase Agreement 1.11%                                                                                         244,000
Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28 and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%             $244           244,000

                                                                                                        Shares
Cash Equivalents 20.19%                                                                                                4,421,862
AIM Cash Investment Trust (T)                                                                        4,421,862         4,421,862

TOTAL INVESTMENTS 120.19%                                                                                            $26,323,945

OTHER ASSETS AND LIABILITIES, NET (20.19%)                                                                           ($4,422,667)

TOTAL NET ASSETS 100.00%                                                                                             $21,901,278


John Hancock
Biotechnology Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

John Hancock
Biotechnology Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $24,114,123. Gross unrealized appreciation and depreciation of investments aggregated $3,632,223 and ($1,422,401), respectively, resulting in net unrealized appreciation of $2,209,822.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Biotechnology Fund.

730Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004